Fair Value of Assets and Liabilities - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in mutual funds	$ 38.9	$ 58.1
Carrying amount | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments original maturity	90 days